OMB APPROVAL
OMB Number: 3235-0570
Expires: September 30, 2007
Estimated average burden hours per response...19.4

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

SEMI-ANNUAL REPORT (unaudited)

March 31, 2007

Madison Mosaic Government Money Market

Madison Mosaic Funds (logo) www.mosaicfunds.com

Contents

Letter to Shareholders	1
Statement of Net Assets	2
Statement of Operations	3
Statements of Changes in Net Assets	3
Financial Highlights	4
Notes to Financial Statements	5
Fund Expenses	7

Madison Mosaic Government Money Market March 31, 2007

Letter to Shareholders

The six-month period ended March 31, 2007 saw the seven-day yield of Government Money Market remain relatively steady as the Federal Reserve Board held the Fed Funds target rate steady throughout the period. The 7-day yield for the Fund began the period at 4.68% and ended the period at 4.61%.

Money market rates and the Federal Funds rate are closely linked, with the Fed rate posture reflected in the yield of money market funds. Following 17 straight Fed rate increases through June 29, 2006, investors in money markets are seeing rates at a level they have not experienced in some time. In fact, the last quarter-end that saw rates in Government Money Market exceed the recent levels was December 31, 2000.

Economic Overview

The U.S. economy continued to expand over the six-months ended March 31, 2007, but in typical fashion, late-stage economic data produced conflicting signals. Economic strength and persistent inflation had some predicting that more rate hikes were needed. Meanwhile, the rollover in housing and the increasing default rate on loans to borrowers with lower credit ratings (sub-prime loans) argued for lower rates to prevent recession. The debate allowed the Fed to remain on hold, patiently watching the data before acting.

The pace of GDP growth was undeniably slower than earlier in the expansion, however much of the slack came from housing and autos with the rest of the economy doing well. Aided by low unemployment, positive equity returns, and stable interest rates, U.S. consumers continued to support economic growth despite contraction in the manufacturing sector. However, slowing in the U.S. housing market is still a concern heading into the remainder of 2007 and we remain wary of the potential for sub-prime loan problems to spread beyond the housing market.

Inflation pressures remain a concern. Commodity prices, which have been rising steadily since 2002, took another leg upwards during the period, leading to further pressure on raw material input prices. Productive capacity was being utilized at a high rate. And the unemployment rate, which ended the period around 4.4%, was as low as it has been since the last recession. Inflation as a whole remained above the Fed's stated "comfort zone," as it has been since the spring of 2004, a situation which decreases the Fed's appetite for rate cuts.

Outlook

We expect economic growth to continue through the remainder of 2007, but at a more moderate pace. While we continue to believe that interest rates have upside risk, given recent inflation data, we are not looking for a sharp interest rate increase in the coming months. With money market rates staying close to their recent highs and above current annual inflation indicators, investors in Government Money Market should be particularly pleased to see a continuation of the current combination of high security and attractive yield.

Sincerely,

(signature)

Christopher W. Nisbet, CFA
Senior Portfolio Manager

Madison Mosaic Government Money Market 1

Madison Mosaic Government Money Market March 31, 2007

Statement of Net Assets (unaudited)

	PRINCIPAL AMOUNT	VALUE
US GOVERNMENT AGENCY OBLIGATIONS: 99.0% of net assets

Federal Farm Credit Bank, 5.16%, 4/2/07	$1,250,000	$1,249,820
Federal Farm Credit Bank, 5.04%, 5/3/07	1,000,000	995,447
Federal Farm Credit Bank, 5.1%, 5/30/07	750,000	743,698
Federal Home Loan Bank, 5.1%, 4/11/07	1,250,000	1,248,216
Federal Home Loan Bank, 5.11%, 4/13/07	850,000	848,544
Federal Home Loan Bank, 5.15%, 5/15/07	750,000	745,268
Freddie Mac, 5.12%, 4/3/07	1,000,000	999,713
Freddie Mac, 5.13%, 4/16/07	750,000	748,388
Freddie Mac, 5.13%, 4/23/07	1,000,000	996,850
Freddie Mac, 5.11%, 5/8/07	1,000,000	994,716
Freddie Mac, 5.05%, 5/11/07	1,000,000	994,338
Freddie Mac, 5.12%, 5/21/07	1,500,000	1,489,282
Freddie Mac, 5.14%, 6/11/07	1,000,000	989,832
Freddie Mac, 5.1%, 7/30/07	1,000,000	982,927
Freddie Mac, 5.09%, 7/31/07	1,000,000	982,881
Freddie Mac, 5.09%, 8/3/07	500,000	491,223
Fannie Mae, 5.14%, 4/4/07	1,000,000	999,569
Fannie Mae, 5.11%, 4/9/07	1,000,000	998,856
Fannie Mae, 5.12%, 4/18/07	1,000,000	997,566
Fannie Mae, 5.09%, 4/25/07	750,000	747,426
Fannie Mae, 5.07%, 5/2/07	1,000,000	995,586
Fannie Mae, 5.1%, 5/16/07	1,000,000	993,594
Fannie Mae, 5.1%, 5/23/07	1,250,000	1,240,753
Fannie Mae, 5.13%, 5/30/07	1,000,000	991,586
Fannie Mae, 5.1%, 5/31/07	1,000,000	991,459
Fannie Mae, 5.13%, 6/6/07	1,500,000	1,485,834
Fannie Mae, 5.13%, 6/7/07	1,000,000	990,427
Fannie Mae, 5.11%, 6/13/07	1,250,000	1,237,011
Fannie Mae, 5.11%, 6/18/07	1,750,000	1,730,564
Fannie Mae, 5.11%, 6/20/07	1,000,000	988,629
Fannie Mae, 5.09%, 6/27/07	1,000,000	987,652
Fannie Mae, 5.09%, 6/28/07	1,500,000	1,481,266
Fannie Mae, 5.08%, 8/10/07	750,000	736,125
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,095,046)		$34,095,046
REPURCHASE AGREEMENT: 1.1% of net assets
With Morgan Stanley and Company issued 3/30/07 at 5%, due 4/2/07, collateralized by $395,664 in United States Treasury Notes due 11/15/26. Proceeds at maturity are $386,161 (Cost $386,000).		386,000
TOTAL INVESTMENTS: (Cost $34,481,046+)		$34,481,046
LIABILITIES LESS CASH AND RECEIVABLES: (0.1)% of net assets		(42,556)
NET ASSETS: 100%		$34,438,490
CAPITAL SHARES OUTSTANDING		34,440,102
NET ASSET VALUE PER SHARE		$1.00

+ Aggregate cost for federal income tax purposes as of March 31, 2007

The Notes to Financial Statements are an integral part of these statements.

2 Semi-annual Report   March 31, 2007

Madison Mosaic Government Money Market

Statement of Operations (unaudited)

For the period ended March 31, 2007

INVESTMENT INCOME (Note 1)
Interest income	$981,771
EXPENSES (Notes 3 and 4)
Investment advisory fees	93,681
Other expenses	65,603
Independent trustee and auditor fees	5,485
Expenses waived	(46,822)
Total expenses	117,947
NET INVESTMENT INCOME	$863,824
NET REALIZED GAIN ON INVESTMENTS	74
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$863,898

Madison Mosaic Government Money Market

Statements of Changes in Net Assets

	(unaudited) Six-Months Ended March 31, 2007	Year Ended September 30, 2006
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$863,824	$1,575,622
Net realized gain (loss) on investments	74	(1,602)
Total increase in net assets resulting from operations	863,898	1,574,020
DISTRIBUTION TO SHAREHOLDERS
From net investment income	(863,824)	(1,575,622)
CAPITAL SHARE TRANSACTIONS (Note 5)	(2,407,227)	(5,036,658)
TOTAL DECREASE IN NET ASSETS	(2,407,153)	(5,038,260)
NET ASSETS
Beginning of period	$36,845,643	$41,883,903
End of period	$34,438,490	$36,845,643

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Government Money Market 3

Madison Mosaic Government Money Market

Financial Highlights

Selected data for a share outstanding for the periods indicated.

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.04	0.02	0.01	0.01
Less distributions from net investment income	(0.02)	(0.04)	(0.02)	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	2.32	4.05	2.08	0.52	0.59
Ratios and supplemental data
Net assets, end of period (thousands)	$34,438	$36,846	$41,884	$37,687	$39,231
Ratio of expenses to average net assets before fee waiver (%)	0.88	0.88	0.88	0.88	0.88
Ratio of expenses to average net assets after fee waiver[1] (%)	0.63	0.63	0.63	0.63	0.68
Ratio of net investment income to average net assets before fee waiver (%)	4.35	3.69	1.84	0.27	0.38
Ratio of net investment income to average net assets after fee waiver[1] (%)	4.60	3.94	2.09	0.52	0.58

1See Note 3 to the Financial Statements.

The Notes to Financial Statements are an integral part of these statements.

4 Semi-annual Report   March 31, 2007

Madison Mosaic Government Money Market

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Government Money Market (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Fund invests solely in securities issued by the U.S. Government or any of its agencies or instrumentalities or in repurchase agreements backed by such securities. Because the Fund is 100% no-load, its shares are offered and redeemed at the net asset value per share.

Securities Valuation: Securities are valued at amortized cost, which approximates fair market value. Portfolio securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income: Net investment income, determined as gross investment income less total expenses, is declared as a dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Distributions paid during the years ended September 30, 2006 and 2005 were $1,575,622 and $792,381, respectively. All distributions were paid from ordinary income and were identical for book purposes and tax purposes. As of June 30, 2007, the Fund had $1,528 of accumulated net realized losses as the only component of distributable earnings on a tax basis.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes. As of September 30, 2006, capital loss carryovers available to offset future capital gains for federal income tax purposes was $1,602 expiring September 30, 2014.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment in Repurchase Agreements. When the Fund purchases securities under agreements to resell, the securities are held in safekeeping by the Fund's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safe-keeping with the Fund's custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or Federal agency obligations. The Fund has approximately a 1.1% interest in the consolidated repurchase agreement of $34,543,000 collateralized by

Madison Mosaic Government Money Market 5

Notes to Financial Statements (continued)

$35,407,857 in United States Treasury Notes. Proceeds at maturity are $34,557,393.

3. Investment Advisory Fee and Other Transactions with Affiliates. The Investment Advisor to the Fund, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (the "Advisor"), earns an advisory fee equal to 0.5% per annum of the average net assets of the Fund. The fee is accrued daily and paid monthly. Since December 9, 2002, the Advisor has been irrevocably waiving 0.25% of this fee for the Fund. For the six-months ended March 31, 2007, the waived amount was $46,822. This waiver may end at any time.

The Advisor will reimburse the Fund for the amount of any expenses of the Fund (less certain expenses) that exceed 1.5% per annum of the average net assets of the Fund up to $40 million and 1% per annum of such amount in excess of $40 million. No amounts were reimbursed to the Fund by the Advisor for the six-months ended March 31, 2007.

4. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets, other than the expenses of the Fund's Independent Trustees and auditor ("Independent Service Providers") which are paid directly based on cost. For the six-months ended March 31, 2007, this services fee was 0.35%. The Fund paid $5,485 directly for Independent Service Providers fees for the six-months ended. The Fund uses US Bancorp Fund Services, LLC as its transfer agent and US Bank as its custodian. The transfer agent and custodian fees are paid by the Advisor and allocated to the Fund pursuant to a services agreement and are included in other expenses.

5. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares (in dollars) were as follows:

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2007	2006
Shares sold	$8,488,857	$20,107,792
Shares issued in reinvestment of dividends	844,896	1,536,688
Total shares issued	9,333,753	21,644,480
Shares redeemed	(11,740,980)	(26,681,138)
Net decrease	$(2,407,227)	$(5,036,658)

6. Line of Credit. The Fund has a $12 million revolving credit facility with a bank for temporary emergency purpose, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended March 31, 2007, the Fund did not borrow on the line of credit.

7. New Accounting Pronouncement.  In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under

6 Semi-annual Report   March 31, 2007

Notes to Financial Statements (continued)

generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

Fund Expenses (unaudited).

Example: This Example is intended to help you understand your costs (in dollars) of investing in the Fund and to compare these costs with the costs of investing in other mutual funds. See footnotes 3 and 4 above for an explanation of the types of costs charged by the Fund.

This Example is based on an investment of $1,000 invested on October 1, 2006 and held for the six-months ended March 31, 2007.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Government Money Market	2.32%	$1,000.00	$1,023.22	0.63%	$3.17
[1]For the six months ended March 31, 2007.
[2]Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.
[3]Expenses (net of voluntary waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Madison Mosaic Government Money Market 7

Notes to Financial Statements (concluded)

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Government Money Market	5.00%	$1,000.00	$1,025.19	0.63%	$3.17
[1]For the six months ended March 31, 2007.
[2]Expenses (net of voluntary waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Fund only invests in non-voting securities. Nevertheless, the Fund adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Fund's proxy voting policies may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Fund will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Form N-Q and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102. Finally, you may call us at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

8 Semi-annual Report   March 31, 2007

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Foresight Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Madison Mosaic Funds were known as Mosaic Funds prior to November 1, 2006. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-2910

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: May 15, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 15, 2007